Financial assets and liabilities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Assets and Liabilities Measured at Fair Value

The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2018			2017			2016
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.	859	—	—	1,361	—	—	528	—	—
Unquoted equity investments	D.7.	—	—	197	—	—	72	—	—	53
Quoted debt securities	D.7.	359	—	—	199	—	—	113	—	—
Unquoted debt securities	D.7.	—	—	61	—	—	51	—	—	59
Contingent consideration relating to divestments	D.7.	—	—	373	—	—	342	—	—	458
Financial assets held to meet obligations under post-employment benefit plans	D.7.	—	—	—	198	—	—	360	—	—
Financial assets held to meet obligations under deferred compensation plans	D.7.	364	—	—	359	—	—	353	—	—
Non-current derivatives	D.7.	—	19	—	—	63	—	—	102	—
Current derivatives	D.11.	—	164	—	—	133	—	—	108	—
Mutual fund investments	D.13.	3,189	—	—	7,207	—	—	6,210	—	—

Total financial assets measured at fair value		4,771	183	631	9,324	196	465	7,564	210	570

Financial liabilities measured at fair value
CVRs issued in connection with the acquisition of Genzyme	D.18.	99	—	—	75	—	—	85	—	—
Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	—	—	472	—	—	701	—	—	1,013
MSD contingent consideration (European vaccines business)	D.18.	—	—	410	—	—	420	—	—	354
Other contingent consideration arising from business combinations	D.18.	—	—	301	—	—	81	—	—	1
Liabilities related to non-controlling interests	D.18.	—	—	22	—	—	92	—	—	123
Non-current derivatives		—	7	—	—	16	—	—	—	—
Current derivatives	D.19.5.	—	90	—	—	58	—	—	132	—

Total financial liabilities measured at fair value		99	97	1,205	75	74	1,294	85	132	1,491